Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2025
Investments Accounted for Using the Equity Method [Abstract]
Schedule of Change During Year	Changes during the year:
	December 31
	2025	2024
	in USD thousands
Beginning of year	481	527
Investment	75	32
Share of loss	(95)	(79)
Foreign currency translation adjustment	73	(7)
End of year	534	481